Portfolio of Investments

September 30, 2024 (unaudited)

Baillie Gifford China Equities Fund

	Shares	Value
COMMON STOCKS — 98.8%

CHINA — 98.8%
Alibaba Group Holding Ltd.	12,600	$167,439
Anker Innovations Technology Co., Ltd., Class A	4,110	48,968
BeiGene Ltd. *	4,191	73,658
Brilliance China Automotive Holdings Ltd.	40,000	15,339
BYD Co., Ltd., Class H	1,500	53,517
Centre Testing International Group Co., Ltd., Class A	20,800	43,992
China Merchants Bank Co., Ltd., Class H	19,000	92,071
China Oilfield Services Ltd., Class H	12,000	11,009
Contemporary Amperex Technology Co., Ltd., Class A	2,900	101,918
Dongguan Yiheda Automation Co., Ltd., Class A	2,960	10,560
ENN Energy Holdings Ltd.	4,100	30,800
Estun Automation Co., Ltd., Class A	12,600	27,570
Fuyao Glass Industry Group Co., Ltd., Class H	7,600	51,081
Guangdong Kinlong Hardware Products Co., Ltd., Class A	1,600	6,958
Guangzhou Kingmed Diagnostics Group Co., Ltd., Class A	5,200	27,130
Haier Smart Home Co., Ltd., Class H	13,400	52,489
Hangzhou Robam Appliances Co., Ltd., Class A	6,700	21,882
Huayu Automotive Systems Co., Ltd., Class A	13,600	34,475
Jiangsu Azure Corp., Class A	19,500	24,622
KE Holdings, Inc. ADR	425	8,462
KE Holdings, Inc., Class A	4,767	33,080
Kingdee International Software Group Co., Ltd. *	21,000	23,683
Kingsoft Corp., Ltd.	5,400	20,237
Kuaishou Technology *	4,700	32,295
Kweichow Moutai Co., Ltd., Class A	600	147,028
Li Ning Co., Ltd.	11,500	28,273
Luckin Coffee, Inc. ADR *	1,043	27,629
Medlive Technology Co., Ltd.	12,500	14,739
Meituan, Class B *	9,290	197,277
Midea Group Co., Ltd., Class A	7,300	78,660
Minth Group Ltd. *	10,000	20,308
NetEase, Inc.	3,600	67,247
PDD Holdings, Inc. ADR *	863	116,341
Ping An Insurance Group Co. of China Ltd., Class H	15,000	94,193
Pop Mart International Group Ltd.	4,000	27,028
Proya Cosmetics Co., Ltd., Class A	3,196	49,820
SG Micro Corp., Class A	2,377	32,030
Shandong Sinocera Functional Material Co., Ltd., Class A	16,000	45,328
Shanxi Xinghuacun Fen Wine Factory Co., Ltd., Class A	700	21,497
Shenzhen Inovance Technology Co., Ltd., Class A	5,400	47,587
Shenzhen Megmeet Electrical Co., Ltd., Class A	11,025	43,803
Shenzhou International Group Holdings Ltd.	5,200	46,035
Silergy Corp.	4,000	58,908
Sinocare, Inc., Class A	5,900	25,347
Sungrow Power Supply Co., Ltd., Class A	2,260	31,620
Sunny Optical Technology Group Co., Ltd.	4,400	31,836
Tencent Holdings Ltd.	6,100	339,190
Weichai Power Co., Ltd., Class H	22,000	40,210
Yifeng Pharmacy Chain Co., Ltd., Class A	7,080	25,529
Yonyou Network Technology Co., Ltd., Class A *	12,000	19,504
Zhejiang Sanhua Intelligent Controls Co., Ltd., Class A	11,700	39,319

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2024.

Portfolio of Investments

September 30, 2024 (unaudited)

Baillie Gifford China Equities Fund

	Shares	Value
Zijin Mining Group Co., Ltd., Class H	32,000	$71,445
		2,800,966
TOTAL INVESTMENTS — 98.8%
(cost $3,136,325)		$2,800,966
Other assets less liabilities — 1.2%		32,820
NET ASSETS — 100.0%		$2,833,786

*	Non-income producing security.
ADR	—	American Depositary Receipt

This report classifies issuers geographically by their country of risk. For compliance monitoring purposes, the Manager retains discretion to consider a number of factors in determining where a particular issuer is located, as described in further detail in each Fund’s prospectus.

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2024.

Portfolio of Investments

September 30, 2024 (unaudited)

Baillie Gifford China Equities Fund

Fair Value Measurement

GAAP provides guidance on fair value measurements and defines fair value as the price that a Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. It establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:

Level 1 - unadjusted quoted prices in active markets for identical investments that the Fund has the ability to access.

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

For Level 1 inputs, the Fund uses unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

The Fund's Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. This includes when a fair value adjustment is applied which seeks to reflect changes in foreign securities’ market prices since the close of the market on which they are traded. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities.

For Level 3 valuation techniques, the Fund uses unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2024 in valuing the Fund’s investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks**	$203,513	$2,597,453	$—	$2,800,966
Total	$203,513	$2,597,453	$—	$2,800,966

**	Refer to Portfolio of Investments for further detail.

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2024.